Details of the Statements of Profit or Loss and Other Comprehensive Income (Schedule of Costs and Depreciation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Revenues
Depreciation from fixed assets	€ 5,744	€ 5,500	€ 4,518
Depreciation from Right-of-use assets	321
Amortization	351	316
Professional services	663	375	210
Annual rent	9	390	267
Operating and maintenance services	5,322	4,942	1,574
Insurance	344	245	203
Other	300	390	295
Total operating costs	€ 13,054	€ 12,158	€ 7,067